Pensions and Other Postretirement Benefits (Expected Future Benefit Payments) (Details) $ in Millions	Dec. 31, 2020 CAD ($)
Pensions [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
2021	$ 1,066
2022	1,059
2023	1,054
2024	1,046
2025	1,040
Years 2026 to 2030	5,070
Other postretirement benefits [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
2021	14
2022	14
2023	13
2024	12
2025	12
Years 2026 to 2030	$ 55